THE PRIVATE SHARES FUND

Schedule of Investments

March 31, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(B) — 39.7%
3D Printing — 0.2%
Carbon, Inc.	Jun 2019	158,853	$2,125,214	$1,671,134

Advertising — 2.6%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	315,291
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	21,256,145
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,464,402
			19,140,858	24,035,838
Aerospace — 5.4%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,990,699
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,926,378
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	34,952,010
			22,486,741	49,869,087
AgTech — 0.3%
Farmer's Business Network, Inc.	Sep 2021	119,676	5,042,625	2,462,932

Analytics/Big Data — 5.1%
Content Square SAS	Dec 2023	544,905	3,740,557	3,740,555
Dataminr, Inc.	Sep 2015	567,043	6,559,226	12,871,876
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,002,800
Dremio Corp.(c)	Dec 2021	166,664	1,030,883	876,652
INRIX, Inc.	May 2014	133,238	3,026,249	5,682,601
SingleStore, Inc.	May 2020	2,148,366	10,359,604	13,276,902
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,000,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,759	4,186,707
			31,880,678	47,638,093
Artificial Intelligence — 3.7%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,540,000
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	8,039,648
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	13,776,075
			24,290,035	34,355,723
Clean Technology — 0.1%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	480,001

e-Commerce — 0.9%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	760,724	506,185
CaaStle, Inc.	Mar 2022	1,174,400	3,057,263	8,279,520
			3,817,987	8,785,705

See accompanying Notes to the Schedule of Investments

1

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b) — 39.7% (Continued)
Education — 1.3%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	$5,119,626	$4,053,953
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	7,371,000
Udacity, Inc.	Nov 2018	448,075	2,884,586	501,844
			11,433,412	11,926,797
Enterprise Software — 2.4%
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	1,957,008
Docker, Inc.	May 2017	2,500	531,250	71,000
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	10,317,780
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,537,179
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,434,553
Trax, Ltd.	Mar 2020	149,970	5,100,000	2,459,508
			24,292,924	22,777,028
Finance/Payments — 4.3%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	17,814,316
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	12,446,678
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	4,343,261
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	2,706,207
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	68,356
Upgrade, Inc.	Apr 2022	661,053	2,900,002	2,974,738
			30,595,872	40,353,556
FoodTech — 0.7%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	6,169,789

Games — 1.1%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	10,451,192

Healthcare/Biotech — 2.5%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,910,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	8,874,100
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,999,900
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	676,057
			24,861,588	23,460,057
Hosting/Storage — 0.3%
Rubrik, Inc.	Sep 2019	134,281	3,401,166	3,037,436

See accompanying Notes to the Schedule of Investments

2

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b) — 39.7% (Continued)
Security — 5.8%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	$20,456,420	$21,949,374
Code42 Software, Inc.	May 2016	330,000	754,500	1,029,600
Contrast Security, Inc.	Sep 2022	31,250	255,000	405,313
Exabeam, Inc.	Jul 2021	47,858	1,396,977	1,396,975
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	18,579,450
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,121,019
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,590,745
Tanium, Inc.	Apr 2019	640,000	4,787,200	4,537,600
			41,391,573	53,610,076
Software — 2.6%
Discord, Inc.(c)	Dec 2021	45,694	18,405,998	20,374,040
Mynd Management, Inc.	Dec 2021	340,202	6,130,637	4,211,701
			24,536,635	24,585,741
Transportation — 0.4%
Flexport, Inc.	Jul 2022	538,387	7,256,025	3,526,435
TOTAL COMMON STOCK IN PRIVATE COMPANIES			290,950,509	369,196,620

Preferred Stock in Private Companies(a),(b) — 44.5%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	114,000

Aerospace — 6.0%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	5,443,094
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	18,367,928
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,651,648
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	6,607,103
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,350,390
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,926,378
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	8,416,113
Voyager Space Holdings, Inc., Preferred Series C	Mar 2024	11,410	499,986	499,986
			46,932,576	56,262,640
AgTech — 1.6%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	2,970,000
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	128,704	10,199,946	5,356,660
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	6,102,993
			18,439,946	14,429,653

See accompanying Notes to the Schedule of Investments

3

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 44.5% (Continued)
Analytics/Big Data — 2.2%
Content Square SAS, Preferred Series F	Dec 2023	160,410	$1,693,701	$1,693,705
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	10,807,205	13,425,804
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	454,000
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	1,986,159
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,120,000	3,263,678
			17,685,117	20,823,346
Artificial Intelligence — 2.9%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	16,366,202
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	588,354
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,559,023
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	5,720,220
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	802,750
			27,300,067	27,036,549
Clean Technology — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	2,880,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	979,764
			2,019,999	3,859,764
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	97,761

e-Commerce — 8.5%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	444,624
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	9,456
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	578,655
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	915,164
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	939,756
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,801,270	8,110,608	12,698,954
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	10,036,511
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	34,632,295
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	15,883,957
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	3,191,316
			44,622,822	79,330,688
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	942,328

See accompanying Notes to the Schedule of Investments

4

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 44.5% (Continued)
Enterprise Software — 4.3%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	$1,405,000	$2,653,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,998,933
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,760,172
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	4,900,881
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,296,008
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	15,942,300
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,099,950	2,998,157
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	934,833
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,777,336
			37,981,012	40,262,120
Finance/Payments — 5.2%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	3,947,912
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	5,000,002
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,320,758
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,648,924
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	6,744,041
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	1,723,240
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	19,388
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	16,286
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,125,620
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	14,805,000
			53,817,380	48,351,171
FoodTech — 1.2%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	6,612,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	3,145,092
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,093,941
			9,130,000	10,851,033
Hardware — 0.3%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	2,411,584

See accompanying Notes to the Schedule of Investments

5

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Shares/Principal	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 44.5% (Continued)
Healthcare/Biotech — 2.6%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	$210,304	$234,940
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,273,936
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	269,378	9,578,899	14,223,158
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	499,950
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	6,471,840
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	387,800
			22,284,151	24,091,624
Security — 3.5%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	10,745,827
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	15,104,810
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	2,398,306
Exabeam, Inc., Preferred Series A	Nov 2020	80,000	1,020,000	2,335,200
Exabeam, Inc., Preferred Series F-1	Jun 2023	6,642	193,878	193,880
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,027,760
			28,723,136	32,805,783
Software — 2.6%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	7,831,066
Tradeshift Holdings, Inc., Preferred Series E	Jun 2021	910,183	6,527,786	15,964,610
			16,527,776	23,795,676
Transportation — 3.1%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	415,177
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	2,590,918
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	571,495
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	3,800,081
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	457,124
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	541,115
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	10,000,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,301,031
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	9,549,257
			30,233,766	29,226,198
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			367,093,138	414,691,918

Convertible Notes of Private Companies(b) — 4.9%
AgTech — 0.1%
Farmer's Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000

Artificial Intelligence — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,087,839

See accompanying Notes to the Schedule of Investments

6

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Principal/Units/ Commitment	Cost	Fair Value

Convertible Notes of Private Companies(b) — 4.9% (Continued)
Hosting/Storage — 1.1%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,476,362	$10,476,362	$10,476,362

Security — 0.0%
Exabeam, Inc., 12.00% 6/15/2028	Jun 2023	$87,259	86,464	87,259

Software — 1.5%
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d),(e)	Nov 2021	$5,484,499	3,059,144	6,009,541
Tradeshift Holdings, Inc., 7.00% 3/25/2024(e)	Mar 2022	$5,502,558	2,964,506	6,009,541
Tradeshift Holdings, Inc., 12.00% 4/3/2025	Apr 2023	$2,492,835	2,492,835	2,238,768
			8,516,485	14,257,850
Transportation — 1.9%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	252,362	446,575
Neutron Holdings, Inc. (d.b.a. Lime), 5.50% 10/29/2025(d)	Oct 2021	$16,581,986	16,581,986	17,285,182
			16,834,348	17,731,757
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			39,263,659	45,991,067

Warrants of Private Companies (a),(b) — 0.3%
Analytics/Big Data — 0.0%
Content Square SAS, Exercise Price $0.0001, Exercise Date 6/11/2025	Dec 2023	14,553	153,658	153,658

Software — 0.3%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	596,493
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	1,192,987
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	596,494
			9,534,251	2,385,974
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	27,750
TOTAL WARRANTS OF PRIVATE COMPANIES			9,688,716	2,567,382

Simple Agreement for Future Equity of Private Companies(a),(b) — 0.1%
Aerospace — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000

Artificial Intelligence — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,250,000	1,250,000

Special Purpose Vehicles/PRIVATE FUNDS(a),(b) — 0.2%
Private Funds — 0.2%
Northgate Growth Fund III	Dec 2022		1,450,000	1,413,603
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			1,450,000	1,413,603

See accompanying Notes to the Schedule of Investments

7

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2024 (Unaudited)

	Acquisition Date	Cost	Fair Value

Short-Term Investments — 10.3%
MUTUAL FUNDS — 10.3%
Goldman Sachs Government Fund, 5.13%(f)		$44,072,531	$44,072,531
UMB Money Market II Special, 5.18%(f)		51,456,076	51,456,076
TOTAL SHORT-TERM INVESTMENTS		95,528,607	95,528,607

TOTAL INVESTMENTS — 100.0%		805,224,629	930,639,197
Other assets less liabilities — 0.0%			307,903

NET ASSETS — 100.0%			$930,947,100

(a)	Equity positions are non-income producing and debt positions are income producing.

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of March 31, 2024 restricted securities represented 89.70% of the net assets of the Fund.

(c)	These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of March 31, 2024.

(e)	These Notes will be converted upon the agreement of legally binding documentation between the Company and HSBC (“HSBC”) with respect to the joint venture between the Company and HSBC (the “HSBC Transactions”), into the right to receive a number of shares of Series E Preferred Stock at the closing of the joint venture between the Company and HSBC (the “Tranche 2 Closing”) equal to the outstanding principal amount of these Notes and all accrued and unpaid interest on these Notes (including PIK interest).

(f)	Represents the 7-day effective yield as of March 31, 2024.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France respectively.

See accompanying Notes to the Schedule of Investments

8